Related-Parties Transactions - Balances and Transaction with Related Parties (Parenthetical) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Apr. 30, 2016	May 31, 2020	May 31, 2019	May 31, 2018
Related Party Transaction [Line Items]
Amounts due from related parties, current			$ 3,384	$ 42,644	$ 1,595
Amounts due from related parties, non-current			22,709	1,204	2,226
Metropolis [Member] | Executive Chairman [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]		1,951	15,581	787
Amounts due from related parties, non-current	[1]		$ 1,550	$ 1,204	$ 2,226
Dianshi jingwei [Member]
Related Party Transaction [Line Items]
Annual interest rate			10.00%
Percentage of equity interest sold		51.00%
Repayments of related party debt			$ 701

[1]	Since April 2010, the Group began renting a large portion of a building owned by Metropolis for office space. In March 2012, Metropolis was acquired by a company wholly-owned by Mr. Yu, the Group’s executive chairman. As a result, Metropolis became a related party of the Group. As of May 31, 2020, the current and non-current amounts due from Metropolis were US$1,951 and US$ 1,550, respectively, which represented prepaid rent related to a short-term lease and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by the Group’s board of directors.